Net revenues (Tables)	12 Months Ended
Mar. 31, 2020
Summary of Net Revenues from External Customers by Business and by Product Category
The table below shows Toyota’s net revenues from external customers by business and by product category.

	Yen in millions
	For the year ended March 31, 20 19	For the year ended March 31, 20 20
Sales of products
Automotive
Vehicles	23,066,190	22,852,916
Parts and components for overseas production	625,483	603,928
Parts and components for after service	2,093,437	2,103,478
Other	1,249,382	1,274,163

Total automotive	27,034,492	26,834,485
All other	1,070,846	925,264

Total sales of products	28,105,338	27,759,749
Financial services	2,120,343	2,170,243

Total net revenues	30,225,681	29,929,992

Summary of lease income	The breakdown of income from leases included in financial service revenues is as follows;

	Yen in millions
	For the year ended March 31, 2019	For the year ended March 31, 2020
Finance leases
Financial income related to net lease investment	91,703	98,865
Operating leases	1,056,080	1,051,804

Total	1,147,783	1,150,669

Summary of Contract Liabilities	Contract liabilities consist of the following:

	Yen in millions
	March 3 1, 2019	March 31, 2020
Contract liabilities	675,018	691,954